Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	¥ 707,261		¥ 2,684,342
Total current assets	3,870,330	$ 561,144	5,273,461
Total assets	4,774,038	692,169	5,632,257
Current liabilities:
Refund from depository bank - current	2,199		2,013
Non-current liabilities:
Refund from depository bank - non-current	4,163		5,824
Warrant liability			66,347
Total liabilities	538,311	78,046	2,173,567
Shareholders' equity:
Ordinary shares	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks	(380,538)	(55,173)	(231,281)
Additional paid-in capital	3,298,531	478,242	2,891,134
Statutory reserves	102,586	14,874	97,420
Accumulated other comprehensive loss	(4,844)	(702)	(101,925)
Retained earnings	1,219,992	176,882	803,342
Total shareholders' equity	4,235,727	614,123	3,458,690	¥ 432,558	¥ 692,795
Total liabilities and shareholders' equity	4,774,038	692,169	5,632,257
Parent Company
Current assets:
Cash	39,573	5,738	30,860
Prepayment for repurchase of ordinary shares	1,251	181
Total current assets	40,824	5,919	30,860
Investments in and receivables from subsidiaries	4,201,822	609,208	3,502,014
Total assets	4,242,646	615,127	3,532,874
Current liabilities:
Refund from depository bank - current	2,199	319	2,013
Other payable	557	81
Non-current liabilities:
Refund from depository bank - non-current	4,163	604	5,824
Warrant liability			66,347
Total liabilities	6,919	1,004	74,184
Shareholders' equity:
Ordinary shares	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks	(380,538)	(55,173)	(231,281)
Additional paid-in capital	3,298,531	478,242	2,891,134
Statutory reserves	102,586	14,874	97,420
Accumulated other comprehensive loss	(4,844)	(702)	(101,925)
Retained earnings	1,219,992	176,882	803,342
Total shareholders' equity	4,235,727	614,123	3,458,690
Total liabilities and shareholders' equity	¥ 4,242,646	$ 615,127	¥ 3,532,874